Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Boeing Co. (The)
08/01/2059	3.950%	145,000	129,393
General Dynamics Corp.
04/01/2050	4.250%	35,000	43,394
Northrop Grumman Corp.
01/15/2028	3.250%	195,000	202,279
10/15/2047	4.030%	295,000	337,142
05/01/2050	5.250%	88,000	118,919
Total			831,127
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	150,000	105,764
Banking 0.1%
Bank of America Corp.(a)
12/20/2028	3.419%	110,000	113,132
07/23/2030	3.194%	685,000	698,221
10/22/2030	2.884%	425,000	424,350
03/20/2051	4.083%	55,000	62,196
Capital One Financial Corp.
01/31/2028	3.800%	65,000	63,824
Citigroup, Inc.(a)
01/29/2031	2.666%	222,000	214,903
03/31/2031	4.412%	258,000	283,363
04/24/2048	4.281%	110,000	120,568
Goldman Sachs Group, Inc. (The)(a)
04/23/2039	4.411%	105,000	109,861
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	430,000	500,939
JPMorgan Chase & Co.(a)
10/15/2030	2.739%	1,350,000	1,354,601
Morgan Stanley(a)
01/22/2031	2.699%	380,000	369,227
Wells Fargo & Co.(a)
10/30/2030	2.879%	725,000	717,893
02/11/2031	2.572%	665,000	634,078
Total			5,667,156
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	840,000	880,077
Comcast Corp.
08/15/2047	4.000%	343,000	397,246
11/01/2052	4.049%	329,000	389,739
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC
01/15/2043	4.450%	314,000	372,174
Total			2,039,236
Chemicals 0.0%
Dow Chemical Co. (The)
05/15/2049	4.800%	193,000	198,964
DowDuPont, Inc.
11/15/2048	5.419%	75,000	86,659
LYB International Finance III LLC
10/15/2049	4.200%	125,000	119,982
Total			405,605
Consumer Products 0.0%
Procter & Gamble Co. (The)
03/25/2050	3.600%	75,000	91,878
Diversified Manufacturing 0.0%
3M Co.
08/26/2049	3.250%	95,000	99,363
Carrier Global Corp.(b)
04/05/2040	3.377%	120,000	106,021
04/05/2050	3.577%	220,000	190,837
General Electric Co.
03/11/2044	4.500%	190,000	189,416
United Technologies Corp.
06/01/2042	4.500%	255,000	291,061
11/16/2048	4.625%	105,000	124,043
Total			1,000,741
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	580,000	523,675
Berkshire Hathaway Energy Co.(b)
10/15/2050	4.250%	55,000	62,640
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	180,474
CMS Energy Corp.
02/15/2027	2.950%	370,000	364,825
03/31/2043	4.700%	115,000	124,114
03/01/2044	4.875%	115,000	129,763
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	253,000	257,264
04/01/2050	3.950%	65,000	68,890
Dominion Energy, Inc.
03/15/2049	4.600%	210,000	213,426
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
10/01/2026	2.850%	595,000	585,459
06/15/2029	3.400%	490,000	489,537
Duke Energy Corp.
09/01/2046	3.750%	795,000	795,186
Duke Energy Indiana LLC
10/01/2049	3.250%	275,000	278,644
Emera U.S. Finance LP
06/15/2046	4.750%	324,000	302,307
FirstEnergy Corp.
07/15/2047	4.850%	65,000	71,989
Georgia Power Co.
01/30/2050	3.700%	60,000	62,927
Indiana Michigan Power Co.
07/01/2047	3.750%	75,000	73,266
Northern States Power Co.
05/15/2044	4.125%	115,000	129,968
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	135,000	134,212
Oncor Electric Delivery Co. LLC(b)
05/15/2050	3.700%	85,000	98,466
PacifiCorp.
02/15/2050	4.150%	310,000	345,861
Pennsylvania Electric Co.(b)
06/01/2029	3.600%	80,000	84,961
San Diego Gas & Electric Co.(c)
04/15/2050	3.320%	100,000	99,867
Southern California Edison Co.
10/01/2043	4.650%	170,000	186,749
03/01/2048	4.125%	110,000	116,034
02/01/2050	3.650%	70,000	68,560
Southern Co. (The)
07/01/2036	4.250%	155,000	155,792
07/01/2046	4.400%	615,000	639,763
Xcel Energy, Inc.
12/01/2026	3.350%	55,000	53,366
09/15/2041	4.800%	55,000	61,737
12/01/2049	3.500%	380,000	349,022
Total			7,108,744
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	925,000	987,255
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,295,000	1,410,429
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(b)
05/15/2038	5.150%	576,000	600,782
Conagra Brands, Inc.
11/01/2038	5.300%	205,000	223,379
11/01/2048	5.400%	85,000	95,057
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	567,000	514,628
Mars, Inc.(b)
04/01/2059	4.200%	165,000	187,700
Molson Coors Brewing Co.
07/15/2046	4.200%	66,000	59,578
PepsiCo, Inc.
10/06/2046	3.450%	95,000	106,989
03/19/2060	3.875%	160,000	198,486
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	89,131
Total			3,486,159
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	115,000	157,309
Cardinal Health, Inc.
09/15/2045	4.900%	145,000	149,725
Cigna Corp.
03/15/2040	3.200%	330,000	305,513
12/15/2048	4.900%	91,000	109,181
CVS Health Corp.
03/25/2048	5.050%	604,000	689,670
Thermo Fisher Scientific, Inc.
10/01/2029	2.600%	67,000	65,496
Total			1,476,894
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	89,000	90,503
Anthem, Inc.
08/15/2044	4.650%	135,000	147,563
Centene Corp.(b)
12/15/2029	4.625%	115,000	115,511
02/15/2030	3.375%	70,000	65,164
UnitedHealth Group, Inc.
08/15/2039	3.500%	667,000	718,675
Total			1,137,416
Independent Energy 0.0%
Canadian Natural Resources Ltd.
03/15/2038	6.250%	105,000	81,562

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConocoPhillips Co.
11/15/2044	4.300%	220,000	196,186
Hess Corp.
02/15/2041	5.600%	200,000	137,264
Noble Energy, Inc.
11/15/2043	5.250%	250,000	156,224
Total			571,236
Integrated Energy 0.0%
Cenovus Energy, Inc.
06/15/2047	5.400%	175,000	79,516
Shell International Finance BV
11/07/2049	3.125%	345,000	342,613
Total			422,129
Life Insurance 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	154,084
Brighthouse Financial, Inc.
06/22/2047	4.700%	33,000	26,054
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	215,000	246,984
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	165,000	175,720
MetLife, Inc.
03/01/2045	4.050%	130,000	137,573
New York Life Insurance Co.(b)
Subordinated
05/15/2069	4.450%	205,000	214,217
Northwestern Mutual Life Insurance Co. (The)(b)
09/30/2059	3.625%	409,000	368,787
Prudential Financial, Inc.
03/13/2051	3.700%	167,000	152,687
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	190,000	214,244
05/15/2047	4.270%	132,000	128,800
Voya Financial, Inc.
06/15/2046	4.800%	230,000	241,702
Total			2,060,852
Media and Entertainment 0.0%
Discovery Communications LLC
09/20/2037	5.000%	100,000	100,056
05/15/2049	5.300%	258,000	259,843
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fox Corp.(b)
01/25/2039	5.476%	85,000	98,007
Walt Disney Co. (The)
11/15/2037	6.650%	90,000	126,674
09/15/2044	4.750%	302,000	378,014
03/23/2050	4.700%	27,000	35,037
Total			997,631
Midstream 0.0%
Energy Transfer Operating LP
05/15/2050	5.000%	285,000	223,898
Enterprise Products Operating LLC
01/31/2050	4.200%	95,000	89,516
01/31/2060	3.950%	260,000	221,794
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	94,210
03/01/2043	5.000%	430,000	394,705
Kinder Morgan, Inc.
02/15/2046	5.050%	196,000	187,391
MPLX LP
04/15/2048	4.700%	405,000	313,100
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	629,000	413,096
Western Gas Partners LP
08/15/2048	5.500%	265,000	99,651
Williams Companies, Inc. (The)
09/15/2045	5.100%	446,000	405,122
Total			2,442,483
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	223,000	239,539
05/15/2047	4.375%	330,000	336,047
Sempra Energy
06/15/2027	3.250%	5,000	4,922
02/01/2028	3.400%	5,000	5,014
02/01/2048	4.000%	180,000	180,714
Total			766,236
Oil Field Services 0.0%
Halliburton Co.
11/15/2045	5.000%	115,000	88,814
Pharmaceuticals 0.0%
AbbVie, Inc.(b)
11/21/2049	4.250%	720,000	767,069
Allergan Funding SCS
06/15/2044	4.850%	160,000	186,770

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
02/21/2050	3.375%	410,000	425,816
Bristol-Myers Squibb Co.(b)
02/20/2048	4.550%	50,000	63,652
10/26/2049	4.250%	247,000	311,901
Mylan NV
06/15/2046	5.250%	35,000	35,350
Pfizer, Inc.
03/15/2049	4.000%	190,000	232,706
Total			2,023,264
Property & Casualty 0.0%
Liberty Mutual Group, Inc.(b)
10/15/2050	3.951%	180,000	166,226
Travelers Companies, Inc. (The)
05/30/2047	4.000%	155,000	175,548
Total			341,774
Railroads 0.0%
Canadian National Railway Co.
02/03/2048	3.650%	65,000	70,944
CSX Corp.
09/15/2049	3.350%	440,000	426,537
Norfolk Southern Corp.
08/15/2052	4.050%	210,000	207,380
Union Pacific Corp.
08/15/2059	3.950%	325,000	341,865
02/05/2070	3.750%	40,000	38,897
Union Pacific Corp.(b)
03/20/2060	3.839%	170,000	180,007
Total			1,265,630
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	330,000	332,118
Retailers 0.0%
Lowe’s Companies, Inc.
05/03/2047	4.050%	285,000	291,694
Target Corp.
04/15/2046	3.625%	190,000	211,143
Walmart, Inc.
12/15/2047	3.625%	260,000	304,219
09/24/2049	2.950%	30,000	32,056
Total			839,112
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	127,000	132,229
01/15/2048	4.650%	135,000	149,037
Total			281,266
Technology 0.1%
Apple, Inc.
02/09/2045	3.450%	486,000	546,630
09/11/2049	2.950%	100,000	105,677
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	325,000	310,438
01/15/2028	3.500%	85,000	78,873
Corning, Inc.
11/15/2079	5.450%	60,000	61,797
Intel Corp.
05/11/2047	4.100%	170,000	204,854
03/25/2060	4.950%	160,000	220,495
International Business Machines Corp.
05/15/2049	4.250%	430,000	504,681
Microsoft Corp.
08/08/2046	3.700%	559,000	669,423
Oracle Corp.
07/15/2046	4.000%	385,000	408,576
Oracle Corp.(c)
04/01/2060	3.850%	395,000	393,695
QUALCOMM, Inc.
05/20/2047	4.300%	90,000	109,720
Total			3,614,859
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	173,120
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(b)
11/01/2046	4.200%	285,000	261,136
FedEx Corp.
04/01/2046	4.550%	410,000	385,893
United Parcel Service, Inc.
11/15/2047	3.750%	65,000	67,838
09/01/2049	3.400%	230,000	225,396
Total			940,263
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%	75,000	74,971
08/15/2029	3.800%	200,000	203,321

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Communications, Inc.
11/15/2049	3.700%	310,000	318,519
Vodafone Group PLC
09/17/2050	4.250%	230,000	235,482
Total			832,293
Wirelines 0.0%
AT&T, Inc.
12/15/2042	4.300%	495,000	517,312
12/15/2043	5.350%	145,000	154,896
06/15/2045	4.350%	964,000	1,010,423
Telefonica Emisiones SAU
03/06/2048	4.895%	150,000	166,524
Verizon Communications, Inc.
08/21/2046	4.862%	680,000	885,613
Total			2,734,768
Total Corporate Bonds & Notes (Cost $44,171,559)			45,065,823

Equity Funds 42.5%
	Shares	Value ($)
International 10.5%
CTIVP® – AQR International Core Equity Fund, Class 1 Shares(d)	62,061,033	518,209,622
CTIVP® – DFA International Value Fund, Class 1 Shares(d)	25,714,469	169,201,208
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(d)	61,719,249	526,465,192
CTIVP® – William Blair International Leaders Fund, Class 1 Shares(d)	22,456,789	208,623,568
Total		1,422,499,590
U.S. Large Cap 26.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	14,422,902	315,573,101
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	20,027,867	938,706,123
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	9,119,639	209,113,316
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	16,375,944	313,271,804
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(d),(e)	15,762,812	155,421,325
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(d),(e)	7,872,281	155,241,383
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	8,932,798	297,104,879
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(d),(e)	9,684,944	287,739,689
CTIVP® – MFS® Value Fund, Class 1 Shares(d),(e)	7,206,666	159,555,585
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	9,105,483	290,920,186
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	7,822,364	146,043,534
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(d),(e)	18,501,748	353,938,437
Total		3,622,629,362
U.S. Mid Cap 2.7%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	3,089,002	83,094,153
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(d),(e)	4,034,655	70,243,337
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	4,603,342	98,833,751
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(d),(e)	4,328,068	108,677,798
Total		360,849,039
U.S. Small Cap 2.4%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(d)	4,302,640	43,327,590
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(d),(e)	3,729,460	54,189,055
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	656,825	10,791,629
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	6,107,125	116,523,939
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	5,089,570	95,734,819
Total		320,567,032
Total Equity Funds (Cost $5,209,882,397)		5,726,545,023

Exchange-Traded Equity Funds 4.4%

International Mid Large Cap 0.8%
iShares MSCI EAFE ETF	1,968,292	105,224,890
U.S. Large Cap 3.6%
SPDR S&P 500 ETF Trust	1,890,200	487,199,050
Total Exchange-Traded Equity Funds (Cost $493,410,975)		592,423,940

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
Exchange-Traded Fixed Income Funds 5.1%
	Shares	Value ($)
Investment Grade 5.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,718,100	582,732,531
Vanguard Intermediate-Term Corporate Bond ETF	1,200,000	104,508,000
Total		687,240,531
Total Exchange-Traded Fixed Income Funds (Cost $720,592,845)		687,240,531

Fixed Income Funds 28.6%

Investment Grade 28.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	69,860,720	729,345,914
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	22,174,153	208,215,299
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	35,500,106	416,771,251
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	20,363,912	216,875,664
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(d)	47,247,010	516,409,816
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(d)	64,565,103	725,711,759
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	16,308,103	170,419,673
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(d)	76,271,805	867,973,141
Total		3,851,722,517
Total Fixed Income Funds (Cost $3,704,444,430)		3,851,722,517
Residential Mortgage-Backed Securities - Agency 14.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035	2.500%	286,000,000	296,607,695
04/20/2035- 04/15/2050	3.000%	1,108,946,000	1,161,800,899
04/15/2050	3.500%	400,000,000	422,728,612
Total Residential Mortgage-Backed Securities - Agency (Cost $1,868,886,248)			1,881,137,206

U.S. Treasury Obligations 0.0%

U.S. Treasury
08/15/2049	2.250%	150,000	181,453
Total U.S. Treasury Obligations (Cost $153,151)			181,453

Options Purchased Puts 1.5%
Value ($)
(Cost $277,029,451)	202,755,300

Money Market Funds 15.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(d),(f)	2,137,781,011	2,136,712,121
Total Money Market Funds (Cost $2,137,614,263)		2,136,712,121
Total Investments in Securities (Cost: $14,456,185,319)		15,123,783,914
Other Assets & Liabilities, Net		(1,653,280,366)
Net Assets		13,470,503,548

At March 31, 2020, securities and/or cash totaling $222,319,642 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	80	06/2020	USD	4,914,400	151,528	—
British Pound	377	06/2020	USD	29,349,450	1,642,820	—
DAX Index	44	06/2020	EUR	10,898,250	1,882,003	—
EURO STOXX 50 Index	1,353	06/2020	EUR	37,166,910	2,365,945	—
FTSE 100 Index	409	06/2020	GBP	23,049,195	2,141,862	—
FTSE/MIB Index	109	06/2020	EUR	9,223,580	1,645,485	—
Japanese Yen	145	06/2020	USD	16,891,594	509,366	—
MSCI Singapore Index	353	04/2020	SGD	9,933,420	—	(132,708)
New Zealand Dollar	260	06/2020	USD	15,467,400	—	(875,628)
S&P 500 Index	244	06/2020	USD	156,751,700	—	(9,669,354)
S&P 500 Index E-mini	5,677	06/2020	USD	729,409,345	32,081,220	—
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	111	06/2020	AUD	14,177,475	335,587	—
TOPIX Index	375	06/2020	JPY	5,261,250,000	1,551,386	—
U.S. Long Bond	463	06/2020	USD	82,905,938	364,511	—
U.S. Long Bond	1,240	06/2020	USD	222,037,500	—	(102,238)
U.S. Treasury 10-Year Note	4,386	06/2020	USD	608,283,375	1,884,095	—
U.S. Treasury 2-Year Note	2,782	06/2020	USD	613,104,983	92,249	—
U.S. Treasury 5-Year Note	6,723	06/2020	USD	842,791,078	2,786,447	—
U.S. Ultra Treasury Bond	725	06/2020	USD	160,859,375	5,564,921	—
Total					54,999,425	(10,779,928)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(90)	06/2020	USD	(6,394,050)	153,747	—
Euro FX	(113)	06/2020	USD	(15,607,419)	—	(29,840)
Hang Seng Index	(249)	04/2020	HKD	(295,314,000)	—	(526,992)
OMXS30 Index	(4,580)	04/2020	SEK	(677,840,000)	—	(7,809,418)
Russell 2000 Index E-mini	(400)	06/2020	USD	(22,952,000)	9,016	—
Russell 2000 Index E-mini	(471)	06/2020	USD	(27,025,980)	—	(1,776,382)
S&P 500 Index E-mini	(5,552)	06/2020	USD	(713,348,720)	—	(27,131,477)
S&P/TSX 60 Index	(475)	06/2020	CAD	(77,349,000)	129,178	—
S&P/TSX 60 Index	(100)	06/2020	CAD	(16,284,000)	—	(23,384)
Swiss Franc	(80)	06/2020	USD	(10,417,000)	—	(142,284)
U.S. Treasury 10-Year Note	(15)	06/2020	USD	(2,080,313)	—	(58,552)
U.S. Ultra Bond 10-Year Note	(13)	06/2020	USD	(2,028,406)	—	(104,625)
U.S. Ultra Treasury Bond	(19)	06/2020	USD	(4,215,625)	—	(394,306)
Total					291,941	(37,997,260)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,328,479,260	5,140	2,100.00	12/17/2021	133,450,600	101,386,500
S&P 500 Index	JPMorgan	USD	1,612,784,160	6,240	2,000.00	12/17/2021	143,578,851	101,368,800
Total							277,029,451	202,755,300
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $4,708,832, which represents 0.03% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	2,396,404,131	1,443,480,011	(1,702,103,131)	2,137,781,011	—	186,574	(862,541)	8,728,568	2,136,712,121
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,998,261	15	(575,374)	14,422,902	—	9,062,270	(79,117,837)	—	315,573,101
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	20,576,936	82	(549,151)	20,027,867	—	14,990,624	(247,384,161)	—	938,706,123
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	9,184,866	46	(65,273)	9,119,639	—	808,511	(61,553,417)	—	209,113,316
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	71,525,602	7,903	(1,672,785)	69,860,720	—	(610,717)	(14,631,105)	—	729,345,914
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	17,366,368	—	(990,424)	16,375,944	—	12,089,570	(56,630,296)	—	313,271,804
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	22,581,909	3,291	(411,047)	22,174,153	—	(340,076)	(7,932,319)	—	208,215,299
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	37,265,705	—	(1,765,599)	35,500,106	—	3,003,180	24,941,578	—	416,771,251
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,223,838	14	(134,850)	3,089,002	—	1,919,086	(21,196,536)	—	83,094,153
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	16,165,417	—	(402,605)	15,762,812	—	785,850	(32,759,431)	—	155,421,325
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,242,704	111	(370,534)	7,872,281	—	4,419,511	(67,015,271)	—	155,241,383
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	4,049,557	83	(14,985)	4,034,655	—	122,520	(34,497,759)	—	70,243,337
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	4,302,640	—	—	4,302,640	—	—	(24,094,786)	—	43,327,590
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	3,729,460	—	—	3,729,460	—	—	(12,269,924)	—	54,189,055
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	656,825	—	—	656,825	—	—	(5,215,188)	—	10,791,629
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	20,882,762	2,604	(521,454)	20,363,912	—	156,470	542,952	—	216,875,664
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	48,137,997	9,261	(900,248)	47,247,010	—	235,107	(3,975,425)	—	516,409,816
CTIVP® – AQR International Core Equity Fund, Class 1 Shares
	61,898,217	162,816	—	62,061,033	—	—	(165,920,294)	1,324,142	518,209,622
CTIVP® – DFA International Value Fund, Class 1 Shares
	25,481,117	233,353	(1)	25,714,469	—	—	(79,815,581)	1,456,339	169,201,208
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	61,595,144	124,105	—	61,719,249	—	—	(156,474,709)	1,013,960	526,465,192
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	9,388,124	—	(455,326)	8,932,798	—	8,118,235	(46,380,968)	—	297,104,879
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,169,546	—	(484,602)	9,684,944	—	10,404,317	(59,842,283)	—	287,739,689
CTIVP® – MFS® Value Fund, Class 1 Shares
	7,271,687	52	(65,073)	7,206,666	—	808,547	(51,392,018)	—	159,555,585
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	9,500,267	—	(394,784)	9,105,483	—	7,936,267	(40,325,041)	—	290,920,186
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	7,822,618	366	(620)	7,822,364	—	5,825	(58,828,732)	—	146,043,534
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	66,291,644	7,019	(1,733,560)	64,565,103	—	1,357,289	13,881,624	—	725,711,759
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,624,772	64	(21,494)	4,603,342	—	230,747	(40,971,911)	—	98,833,751
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	16,563,972	4,870	(260,739)	16,308,103	—	58,426	2,748,707	—	170,419,673
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,589,175	37	(261,144)	4,328,068	—	3,883,603	(34,179,509)	—	108,677,798
CTIVP® – William Blair International Leaders Fund, Class 1 Shares
	22,395,705	61,084	—	22,456,789	—	—	(48,613,657)	531,778	208,623,568
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	78,355,877	7,918	(2,091,990)	76,271,805	—	859,496	17,225,972	—	867,973,141
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	18,978,491	67	(476,810)	18,501,748	—	6,460,767	(93,587,004)	—	353,938,437
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,102,131	4,994	—	6,107,125	—	—	(38,478,833)	—	116,523,939
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,085,714	3,857	(1)	5,089,570	—	—	(52,062,114)	—	95,734,819
Total					—	86,951,999	(1,576,667,817)	13,054,787	11,714,979,661

(e)	Non-income producing investment.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2020 (Unaudited)
Currency Legend  (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2020